Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets
Inventories	¥ 178,034	$ 27,363	¥ 138,740
Trade and other receivables and prepayments	900,162	138,352	695,856
Prepaid lease payments	9,425	1,449	9,425
Pledged bank deposits	35,200	5,410	32,100
Fixed bank deposits with maturity periods over three months	290,000	44,572	290,000
Bank balances and cash	751,612	115,521	896,799
Total current assets	2,164,433	332,667	2,062,920
Non-current assets
Property, plant and equipment	1,272,774	195,622	1,379,287
Prepaid lease payments	367,024	56,411	376,449
Deferred tax assets	25,500	3,919	23,836
Intangible assets	17,000	2,613	17,000
Total non-current assets	1,682,298	258,565	1,796,572
Total assets	3,846,731	591,232	3,859,492
Current liabilities
Trade and other payables and accruals	635,425	97,663	668,633
Amount due to a shareholder	8,742	1,344	1,398
Taxation payable	3,573	549	109
Short-term bank borrowings	558,000	85,763	558,000
Total current liabilities	1,205,740	185,319	1,228,140
Non-current liabilities
Deferred income	7,699	1,183	8,496
Deferred tax liabilities	86,670	13,321	85,286
Total non-current liabilities	94,369	14,504	93,782
Total liabilities	1,300,109	199,823	1,321,922
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 shares issued and outstanding as of December 31, 2016 and 2017)	136	21	136
Additional paid in capital	392,076	60,261	392,076
Reserves	2,154,410	331,127	2,145,358
Total equity attributable to owners of the Company	2,546,622	391,409	2,537,570
Total equity and liabilities	¥ 3,846,731	$ 591,232	¥ 3,859,492